As filed with the Securities and Exchange Commission on March 14, 2013
1933 Act Registration No. 002-25469
1940 Act Registration No. 811-01424

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 110	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 110	☑

(Check appropriate box or boxes.)
AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)  (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Seba P. Kurian, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of March, 2013.

Registrant:	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	March 14, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	March 14, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	March 14, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	March 14, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	March 14, 2013

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	March 14, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	March 14, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	March 14, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	March 14, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	March 14, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	March 14, 2013

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	March 14, 2013

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	March 14, 2013

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	March 14, 2013

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and	March 14, 2013
Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 103 on February 24, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def